Capital - Schedule of Classes of Share Capital (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of classes of share capital [line items]
Beginning balance	[1]	$ 450,272		$ 283,986	[2]	$ 272,984	[2]
Balance at beginning of year		42,430,069		35,960,062		35,335,060
Capital increase by issuance of common shares		35,600		6,146,000		466,950
Exercise of share warrants, employee warrants and stock options				324,007		158,052
Other movements				$ (40)		$ (38)
Balance at end of year		$ 355,470	[3]	$ 450,272	[1]	$ 283,986	[1],[2]
Balance at end of year		42,465,669		42,430,069		35,960,062
Nominal value		$ 0.05		$ 0.05		$ 0.05
Nominal value		$ 0.05		$ 0.05		$ 0.05
Reserve of Share-based Payments [member]
Disclosure of classes of share capital [line items]
Non-cash stock based compensation expense		$ 14,951		$ 28,507		$ 42,968
Premiums Related to Share Capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	[1]	828,525		614,037	[2]	568,185	[2]
Capital increase by issuance of common shares				178,230
Exercise of share warrants, employee warrants and stock options				7,751		2,921
Other movements		2				(37)
Balance at end of year		843,478		828,525	[1]	614,037	[1],[2]
Share Capital Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	[1]	2,765		2,367	[2]	2,332	[2]
Capital Increase		2		379		26
Exercise of share warrants, employee warrants and stock options				19		9
Other movements		0
Balance at end of year		$ 2,767		$ 2,765	[1]	$ 2,367	[1],[2]

[1]	Corresponds to the impact of Calyxt stock options exercises during the period.
[2]	Reflects the application of IFRS15 with effect from January 1, 2018 using the full retrospective method.
[3]	The 2019 Consolidated Financial Statements have been prepared according to the new IFRS 16 “Leases” standard with a new “right-of-use assets” category and a resulting significant increase of “lease debts” compared to the previous period (see note 2.2 for discussion of the application of IFRS 16 “Leases” from January 1, 2019 under the modified retrospective transition method). Prior periods have not been restated for the adoption.